7. NOTES PAYABLE	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Debt Disclosure [Abstract]
7. NOTES PAYABLE

Short Term Notes Payable

At March 31, 2015 and December 31, 2014, the Company maintained notes payable and accrued interest to related parties totaling $638,000 and $609,000, respectively. These notes are short term, straight-line amortizing notes. The notes carry an annual interest rate of between 5% and 10%.

At March 31, 2015, the Company maintained a note payable to Premium Assignment Corporation, an insurance premium financing company, of approximately $100,000. This note is 10 month straight-line amortizing loan dated June 24, 2014. The note carries annual interest of 4.6%. The balance due to on the Premium Assignment note was approximately $9,500 and $37,000 at March 31, 2015 and December 31, 2014, respectively.

On September 10, 2014, the Company sold a secured promissory note to Tonaquint, Inc., with an initial principal amount of $1,275,000, for a purchase price of $700,000 (an original issue discount of $560,000). The Company may prepay the note at any time. The note is secured by the Company’s current and future accounts receivable and inventory, pursuant to a security agreement entered into in connection with the sale. On March 10, 2015, the Company amended the terms of the note to extend the maturity until May 10, 2015. During the extension, interest accrues on the note at a rate of the lesser of 18% per year or the maximum rate permitted by applicable law. Pursuant to the terms of the amended note, on March 19, 2015, Tonaquint converted $50,000 of the outstanding balance into 358,680 shares of common stock. On April 10, 2015, Tonaquint elected to convert an additional $50,000 of the outstanding balance into shares of common stock, but the Company exercised its right to deliver cash in lieu of shares. On April 22, 2015, Tonaquint converted an additional $50,000 of the outstanding balance into 478,240 shares of common stock. On May 4, 2015, the Company further amended the terms to extend the maturity until July 10, 2015 and, as a result, Tonaquint has the right to convert an additional $150,000 of the outstanding balance into shares of common stock. See Note 10, Subsequent Events. In connection with the offering, the Company issued its placement agent warrants exercisable for 184,211 shares at $0.38 per share, with an expiration date of September 10, 2019.

Total debt issuance cost capitalized was approximately $130,000. This amount was being amortized over six months and is fully amortized as of March 31, 2015. Total amortized expense for the three months ended March 31, 2015 was approximately $49,000. For the three months ended March 31, 2015, the Company recorded amortization of approximately $213,000 on the discount.  The original issue discount of $560,000 is fully amortized as of March 31, 2015.

Notes Payable

At March 31, 2015, the Company maintained notes payable and accrued interest to related parties totaling approximately $414,000. Those notes are short-term, straight line amortizing notes. The notes carry interest rates between 5% and 10%.

At March 31, 2015, the Company maintained a note payable totaling approximately $165,000 of principal and accrued interest. The note accrues interest at 9% with a 16% default rate, requires monthly payments of $10,000, and matures November 2015. As of March 31, 2015 the note is accruing interest at the default rate.

On April 23, 2014, the Company entered into a securities purchase agreement with Magna Equities II, LLC (formerly Hanover Holdings I, LLC), an affiliate of Magna Group (“Magna”), pursuant to which the Company sold Magna a 6% senior convertible note with an initial principal amount of $1.5 million and an 18-month term, for a purchase price of $1.0 million (an approximately 33.3% original issue discount). Additionally, pursuant to the purchase agreement, on May 23, 2014 Magna purchased an additional senior convertible note with an initial principal amount of $2.0 million and an 18-month term, for a fixed purchase price of $2.0 million.

Subject to certain limitations, the remaining convertible note is convertible at any time, in whole or in part, at Magna’s option, into shares of the Company’s common stock, at a conversion price equal to the lesser of $0.55 per share and a 25% discount from the lowest daily volume-weighted average price of the Company’s common stock in the five trading days prior to conversion. At no time will Magna be entitled to convert any portion of the convertible note to the extent that after such conversion, Magna (together with its affiliates) would beneficially own more than 9.99% of the outstanding shares of the Company’s common stock as of such date. As long as Magna or its affiliates beneficially own any of the shares issued upon conversion, they may not engage in any “short sale” transactions in the Company’s common stock and may not sell more than the greater of $15,000 or 15% of the trading volume of the common stock in any single trading day. As of March 31, 2015 and December 31, 2014, the outstanding balance was $785,000 and $783,000, respectively.

The convertible note includes customary event of default provisions and a default interest rate of 16%. Upon the occurrence of an event of default, Magna may require the Company to pay in cash the “Event of Default Redemption Price,” which is defined as the greater of (i) the product of (A) the amount to be redeemed multiplied by (B) 135% (or 100% if an insolvency related event of default) and (ii) the product of (X) the conversion price in effect at that time multiplied by (Y) the product of (1) 135% (or 100% if an insolvency related event of default) multiplied by (2) the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such event of default and ending on the date the Company makes the entire payment required to be made under this provision.

The Company paid to Magna a commitment fee for entering into the purchase agreement in the form of 321,820 shares of common stock. The Company also paid $50,000 of attorneys’ fees and expenses incurred by Magna in connection with the transaction. Total debt issuance costs incurred on the Senior Convertible Note was approximately $844,000. This amount is being amortized over 18 months. Total amortization expense for the period ended was approximately $141,000.

In connection with the sale of the convertible notes, the Company issued its placement agent warrants exercisable for 200,000 shares of common stock at $0.50 per share with an expiration date of April 23, 2019, and warrants exercisable for 561,798 shares of common stock at $0.45 per share with an expiration date of May 22, 2019.

As of March 31, 2015, the Company had issued a total of 2,783,959 shares of common stock in conjunction with conversions of the convertible notes. Subsequent to March 31, 2015, the Company issued 4,720,883 additional shares of common stock, in conjunction with conversions of the convertible notes (See Note 10 – Subsequent Events).

Short Term Notes Payable

At December 31, 2014, the Company maintained notes payable and accrued interest to related parties totaling $609,000. These notes are short term, straight-line amortizing notes. The notes carry an annual interest rate of between 5% and 10%.

At December 31, 2014, the Company maintained a note payable to Premium Assignment Corporation, an insurance premium financing company, of approximately $100,000. This note is 10 month straight-line amortizing loan dated June 24, 2014. The note carries annual interest of 4.6%. The balance due to on the Premium Assignment note was approximately $37,000 at December 31, 2014.

On September 10, 2014, the Company entered into a note purchase agreement with Tonaquint, Inc., pursuant to which the Company sold a secured promissory note to Tonaquint with an initial principal amount of $1,275,000, for a purchase price of $700,000 (an original issue discount of $560,000). The Company may prepay the note at any time. The note is secured by the Company’s current and future accounts receivable and inventory, pursuant to a security agreement entered into in connection with the note purchase agreement. On March 10, 2015, the Company amended the note to extend the maturity until May 10, 2015. See Note 12, Subsequent Events.

In connection with the offering, the Company issued its placement agent warrants exercisable for 184,211 shares at $0.38 per share, with an expiration date of September 10, 2019.

Total debt issuance cost capitalized was approximately $130,000. This amount is being amortized over six months. Total amortized expense for the year ended December 31, 2014 was approximately $81,000.

For the year ended December 31, 2014, the Company recorded amortization of approximately $347,000 on the discount.

Notes Payable

At December 31, 2012, the Company was past due on two short-term notes totaling approximately $419,000 of principal and accrued interest. Interest charged on these notes prior to amendment ranged between 15-18%. On February 27, 2013, the Company renegotiated one of the two past due notes. The new note accrued interest at 6% and was paid in full during the quarter ended June 30, 2013. On April 16, 2013, the Company renegotiated the other note. The renegotiated note accrues interest at 9.0%, with a 16.0% default rate, requires monthly payments of $10,000, including interest, and matures November 2015. The balance due on this note was approximately $159,000 and $208,000 at December 31, 2014 and 2013, respectively. As of December 31, 2014, the note is accruing interest at the default rate, of which principal and interest of $130,000 is payable during the year ending December 31, 2015 and $29,000 is payable during the year ending December 31, 2016.

Convertible debt

On April 23, 2014, the Company entered into a securities purchase agreement (the “Purchase Agreement”), with Magna Equities II, LLC (formerly Hanover Holdings I, LLC), an affiliate of Magna Group (“Magna”). Pursuant to the Purchase Agreement, the Company sold Magna a 6% senior convertible note with an initial principal amount of $1.5 million and an 18-month term (the “Initial Convertible Note”), for a purchase price of $1.0 million (an approximately 33.3% original issue discount). Additionally, pursuant to the Purchase Agreement, on May 23, 2014 Magna purchased an additional senior convertible note with an initial principal amount of $2.0 million and an 18-month term (the “Additional Convertible Note” and, with the Initial Convertible Note, (the “Convertible Notes”), for a fixed purchase price of $2.0 million.

Pursuant to the terms of the Initial Convertible Note, $500,000 of the outstanding principal amount (together with any accrued and unpaid interest with respect to such portion) was automatically extinguished (without any cash payment by the Company) upon satisfaction of certain conditions.

Subject to certain limitations, the Convertible Notes are convertible at any time, in whole or in part, at Magna’s option, into shares of the Company’s common stock, at a conversion price equal to the lesser of $0.55 per share and a discount from the lowest daily volume-weighted average price of the Company’s common stock in the five trading days prior to conversion. Beginning December 19, 2014, the discount is 25%. At no time will Magna be entitled to convert any portion of the Convertible Notes to the extent that after such conversion, Magna (together with its affiliates) would beneficially own more than 9.99% of the outstanding shares of the Company’s common stock as of such date. As long as Magna or its affiliates beneficially own any of the shares issued upon conversion, they may not engage in any “short sale” transactions in the Company’s common stock and may not sell more than the greater of $15,000 or 15% of the trading volume of the common stock in any single trading day.

The Convertible Notes include customary event of default provisions and a default interest rate of 16%. Upon the occurrence of an event of default, Magna may require the Company to pay in cash the “Event of Default Redemption Price,” which is defined in the Convertible Notes to mean the greater of (i) the product of (A) the amount to be redeemed multiplied by (B) 135% (or 100% if an insolvency related event of default) and (ii) the product of (X) the conversion price in effect at that time multiplied by (Y) the product of (1) 135% (or 100% if an insolvency related event of default) multiplied by (2) the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such event of default and ending on the date the Company makes the entire payment required to be made under this provision.

The Company paid to Magna a commitment fee for entering into the Purchase Agreement in the form of 321,820 shares of common stock. The Company also paid $50,000 of attorneys’ fees and expenses incurred by Magna in connection with the transaction. Total debt issuance costs incurred on the Senior Convertible Note was approximately $844,000. This amount is being amortized over 18 months. Total amortization expense for the year ended was approximately $328,000.

In connection with the sale of the Convertible Notes, the Company issued its placement agent warrants exercisable for 200,000 shares of common stock at $0.50 per share with an expiration date of April 23, 2019, and warrants exercisable for 561,798 shares of common stock at $0.45 per share with an expiration date of May 22, 2019.

As of December 31, 2014, the Company had issued a total of 2,783,959 shares of common stock, in conjunction with conversions of the Convertible Notes.

Loss on Extinguishment of Debt

As part of our public offering of sale of common stock, consummated on December 2, 2014, the Company repaid approximately $1.4 of debt via the issuance of 7,700,504 shares of common stock and warrants to purchase an additional 3,850,252 shares at an exercise price of $0.225 per share, expiring in December 2, 2019. Pursuant to the convertible note agreement, the Company had to pay a prepayment penalty of 25% of the amount prepaid.  The penalty on the transaction was approximately $325,000 and was charged to loss on extinguishment of debt on the statement of operations for the year ended December 31, 2014.